CONSOLIDATED STATEMENT OF CASHFLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Profit before tax	$ 303,910	$ 424,963	$ 503,964
- amortisation of intangible assets	368	843	762
- depreciation	255,561	201,338	217,121
- gain on disposal of vessels	(56,708)	(20,391)	(42,374)
- loss on derecognition of right-of-use assets	289		961
- interest income	(9,302)	(15,617)	(10,121)
- interest expense	53,046	19,849	27,304
- other finance expense	4,479	3,939	1,747
- share-based payments	1,753	2,016	1,696
- finance lease income	(895)	(635)	(278)
- fair value loss/(gain) from equity financial asset	1,172	(1,326)
Cash flows from before changes in working capital	553,673	614,979	700,782
- inventories	(47,179)	111,886	(52,660)
- trade and other receivables	(24,535)	112,689	(112,648)
- trade and other payables	41,201	(91,123)	52,701
- derivative financial instruments	42,933	(57,375)	(3,061)
- margin account held with broker	31,486	77,727	(66,384)
Total changes in working capital	43,906	153,804	(182,052)
Tax paid	(30,176)	(19,639)	(5,367)
Net cash from operating activities	567,403	749,144	513,363
Cash flows from investing activities
Additions in property, plant and equipment	(182,295)	(602,012)	(116,045)
Additions in intangible assets	(88)	(237)	(634)
Purchase of equity financial asset		(30,162)
Proceeds from sale of vessels	125,234	64,687	167,588
Investment in joint venture			(301)
Repayment of finance lease receivables	7,525	7,915	7,842
Interest received	10,197	16,252	10,118
Sale of equity financial asset		2,343
Net cash (used in)/from investing activities	(39,427)	(541,214)	68,568
Cash flows from financing activities
Proceeds from bank borrowings	1,027,443	610,883	72,070
Payment of financing fees	(4,408)	(4,430)
Repayments of bank borrowings	(1,081,010)	(197,437)	(171,659)
Payment of lease liabilities	(101,830)	(102,764)	(93,513)
Interest paid	(51,750)	(17,818)	(24,864)
Other finance expense paid	(4,479)	(3,939)	(1,652)
Purchase of treasury shares	(2,739)	(100)	(23,698)
Sale of treasury shares		1,091
Drawdown of trust receipts	1,776,251	2,107,821	1,021,010
Repayment of trust receipts	(1,810,225)	(2,118,318)	(989,884)
Dividend payment	(199,855)	(388,461)	(405,493)
Dividend payment to non-controlling interests	(41,120)	(21,657)	(27,607)
Contributions from non-controlling interests	1,176	1,562
Capital returns to non-controlling interests	(41,616)	(4,500)
Net cash used in financing activities	(534,162)	(138,067)	(645,290)
Net (decrease)/increase in cash and cash equivalents	(6,186)	69,863	(63,359)
Cash and cash equivalents at beginning of the financial year	231,900	162,037	225,396
Cash and cash equivalents at end of the financial year	$ 225,714	$ 231,900	$ 162,037